UNAUDITED BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value			$ 0.0001	$ 0.0001
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	45,000,000		38,500,000	31,718,068
Common stock, shares issued	9,361,526		7,558,601	7,213,730
Common stock, shares outstanding	9,361,526		7,558,601	7,213,730
Decarbonization Plus Acquisition Corporation Iii
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Decarbonization Plus Acquisition Corporation Iii | Common Class A [Member]
Common stock subject to possible redemption	35,000,000	35,000,000
Preferred stock, par value	$ 10.00	$ 10.00
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Decarbonization Plus Acquisition Corporation Iii | Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,750,000	8,750,000
Common stock, shares outstanding	8,750,000	8,750,000